Accounts receivable, net - Schedule of Accounts Receivable (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts receivable, net
Accounts receivable	$ 27,899,000	$ 32,312,000
Less: Allowance for credit losses	(1,764,000)	(9,329,000)	$ (7,604,000)	$ (7,709,000)
Accounts receivable, net	$ 26,135,000	$ 22,983,000